Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	£ 66	£ 64	£ 65
Past service cost		8
Curtailments	(3)	(11)
Administration expenses	6	6	10
Total operating expense	69	67	75
Interest on plan assets	(94)	(87)	(89)
Interest on plan liabilities	81	76	86
Net finance (income)/expense	(13)	(11)	(3)
Net income statement charge	56	56	72
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	6	7	8
Past service cost		8
Curtailments	(2)
Administration expenses	6	6	9
Total operating expense	10	21	17
Interest on plan assets	(89)	(82)	(84)
Interest on plan liabilities	73	68	77
Net finance (income)/expense	(16)	(14)	(7)
Net income statement charge	(6)	7	10
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	3	2	1
Administration expenses			1
Total operating expense	3	2	2
Interest on plan assets	(5)	(5)	(5)
Interest on plan liabilities	6	6	7
Net finance (income)/expense	1	1	2
Net income statement charge	4	3	4
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	9	9	9
Past service cost		8
Curtailments	(2)
Administration expenses	6	6	10
Total operating expense	13	23	19
Interest on plan assets	(94)	(87)	(89)
Interest on plan liabilities	79	74	84
Net finance (income)/expense	(15)	(13)	(5)
Net income statement charge	(2)	10	14
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	57	56	57
Total operating expense	57	56	57
Net income statement charge	57	56	57
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost		(1)	(1)
Curtailments	(1)	(11)
Total operating expense	(1)	(12)	(1)
Interest on plan liabilities	2	2	2
Net finance (income)/expense	2	2	2
Net income statement charge	£ 1	£ (10)	£ 1